FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

BlackRock Government Money Market V.I. Class I Shares	TA JPMorgan Mid Cap Value Service Class

TA Aegon Sustainable Equity Income Service Class	TA Morgan Stanley Capital Growth Service Class

TA Aegon U.S. Government Securities Service Class	TA PIMCO Total Return Service Class

TA BlackRock iShares Edge 40 Service Class	TA Small/Mid Cap Value Service Class

TA BlackRock Tactical Allocation Service Class	TA T. Rowe Price Small Cap Service Class

TA International Focus Service Class	TA TS&W International Equity Service Class

TA Janus Mid-Cap Growth Service Class	TA WMC US Growth Service Class

TA JPMorgan Enhanced Index Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BlackRock Government Money Market V.I. Class I Shares	344,056.120	$344,056	$344,056	$(17)	$344,039	39,799	$8.644441	$8.644441
TA Aegon Sustainable Equity Income Service Class	64,762.953	1,223,135	1,369,089	(1)	1,369,088	54,948	24.915872	24.915872
TA Aegon U.S. Government Securities Service Class	64,286.098	721,561	693,004	2	693,006	61,986	11.179967	11.179967
TA BlackRock iShares Edge 40 Service Class	18,465.130	180,626	186,867	-	186,867	11,180	16.714235	16.714235
TA BlackRock Tactical Allocation Service Class	61,949.019	965,738	1,051,275	(1)	1,051,274	51,668	20.346611	20.346611
TA International Focus Service Class	76,170.469	637,701	802,075	-	802,075	38,132	21.033969	21.033969
TA Janus Mid-Cap Growth Service Class	6,679.840	219,535	279,685	22	279,707	7,551	37.040333	37.040333
TA JPMorgan Enhanced Index Service Class	22,698.246	483,045	624,429	(1)	624,428	13,985	44.649083	44.649083
TA JPMorgan Mid Cap Value Service Class	7,883.243	119,882	152,225	-	152,225	4,237	35.930610	35.930610
TA Morgan Stanley Capital Growth Service Class	51,222.601	1,324,646	1,413,744	1	1,413,745	64,684	21.856251	21.856251
TA PIMCO Total Return Service Class	193,523.682	2,205,606	2,122,955	-	2,122,955	170,238	12.470511	12.470511
TA Small/Mid Cap Value Service Class	18,871.643	345,754	445,748	2	445,750	12,561	35.487884	35.487884
TA T. Rowe Price Small Cap Service Class	15,077.070	219,486	262,190	37	262,227	5,248	49.967033	49.967033
TA TS&W International Equity Service Class	15,490.277	206,996	245,986	1	245,987	14,915	16.493083	16.493083
TA WMC US Growth Service Class	10,475.402	402,206	458,194	-	458,194	8,620	53.153914	53.153914

See accompanying notes

2

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BlackRock Government Money Market V.I. Class I Shares Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount

Net Assets as of December 31, 2019:	$367,944	$2,218,360	$610,040	$241,789	$1,368,754

Investment Income:
Reinvested Dividends	1,232	53,999	9,232	5,351	24,369
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,348	34,492	11,914	4,476	25,612

Net Investment Income (Loss)	(7,116)	19,507	(2,682)	875	(1,243)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14	240,884	764	1,693	77,514
Realized Gain (Loss) on Investments	-	(92,520)	1,290	(321)	2,176

Net Realized Capital Gains (Losses) on Investments	14	148,364	2,054	1,372	79,690
Net Change in Unrealized Appreciation (Depreciation)	-	(371,694)	41,266	15,591	74,138

Net Gain (Loss) on Investment	14	(223,330)	43,320	16,963	153,828

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,102)	(203,823)	40,638	17,838	152,585

Increase (Decrease) in Net Assets from Contract Transactions	(3,628)	(21,285)	38,029	4,840	31,991

Total Increase (Decrease) in Net Assets	(10,730)	(225,108)	78,667	22,678	184,576

Net Assets as of December 31, 2020:	$357,214	$1,993,252	$688,707	$264,467	$1,553,330

Investment Income:
Reinvested Dividends	-	38,603	10,680	3,975	27,517
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,466	35,800	10,959	4,513	21,876

Net Investment Income (Loss)	(6,466)	2,803	(279)	(538)	5,641

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18	-	42,384	5,122	36,886
Realized Gain (Loss) on Investments	-	(123,383)	18,105	6,093	68,568

Net Realized Capital Gains (Losses) on Investments	18	(123,383)	60,489	11,215	105,454
Net Change in Unrealized Appreciation (Depreciation)	-	474,302	(90,025)	(1,822)	(46,037)

Net Gain (Loss) on Investment	18	350,919	(29,536)	9,393	59,417

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,448)	353,722	(29,815)	8,855	65,058

Increase (Decrease) in Net Assets from Contract Transactions	(6,727)	(977,886)	34,114	(86,455)	(567,114)

Total Increase (Decrease) in Net Assets	(13,175)	(624,164)	4,299	(77,600)	(502,056)

Net Assets as of December 31, 2021:	$344,039	$1,369,088	$693,006	$186,867	$1,051,274

See Accompanying Notes.
(1) See Footnote 1	3

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA International Focus Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount

Net Assets as of December 31, 2019:	$1,159,384	$258,233	$1,603,815	$438,385	$2,116,770

Investment Income:
Reinvested Dividends	22,704	101	20,394	2,887	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,038	4,594	29,831	5,512	49,973

Net Investment Income (Loss)	2,666	(4,493)	(9,437)	(2,625)	(49,973)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	21,772	130,896	10,914	110,057
Realized Gain (Loss) on Investments	7,256	2,563	(2,083)	(19,183)	558,686

Net Realized Capital Gains (Losses) on Investments	7,256	24,335	128,813	(8,269)	668,743
Net Change in Unrealized Appreciation (Depreciation)	192,272	23,771	165,312	(11,684)	1,404,091

Net Gain (Loss) on Investment	199,528	48,106	294,125	(19,953)	2,072,834

Net Increase (Decrease) in Net Assets Resulting from Operations	202,194	43,613	284,688	(22,578)	2,022,861

Increase (Decrease) in Net Assets from Contract Transactions	(52,264)	4,204	(12,108)	(83,611)	(1,269,937)

Total Increase (Decrease) in Net Assets	149,930	47,817	272,580	(106,189)	752,924

Net Assets as of December 31, 2020:	$1,309,314	$306,050	$1,876,395	$332,196	$2,869,694

Investment Income:
Reinvested Dividends	13,960	320	3,973	1,939	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,844	5,746	15,557	5,494	45,559

Net Investment Income (Loss)	(9,884)	(5,426)	(11,584)	(3,555)	(45,559)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	42,094	77,132	5,259	679,822
Realized Gain (Loss) on Investments	212,319	27,158	116,133	45,190	925,328

Net Realized Capital Gains (Losses) on Investments	212,319	69,252	193,265	50,449	1,605,150
Net Change in Unrealized Appreciation (Depreciation)	(94,554)	(21,279)	18,780	27,327	(1,444,693)

Net Gain (Loss) on Investment	117,765	47,973	212,045	77,776	160,457

Net Increase (Decrease) in Net Assets Resulting from Operations	107,881	42,547	200,461	74,221	114,898

Increase (Decrease) in Net Assets from Contract Transactions	(615,120)	(68,890)	(1,452,428)	(254,192)	(1,570,847)

Total Increase (Decrease) in Net Assets	(507,239)	(26,343)	(1,251,967)	(179,971)	(1,455,949)

Net Assets as of December 31, 2021:	$802,075	$279,707	$624,428	$152,225	$1,413,745

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA PIMCO Total Return Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2019:	$2,768,919	$410,050	$266,847	$284,835	$855,823

Investment Income:
Reinvested Dividends	115,290	3,648	-	7,825	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52,057	6,591	4,834	4,780	14,997

Net Investment Income (Loss)	63,233	(2,943)	(4,834)	3,045	(14,997)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,639	15,882	19,778	-	69,480
Realized Gain (Loss) on Investments	1,473	(10,631)	2,026	(289)	161,844

Net Realized Capital Gains (Losses) on Investments	14,112	5,251	21,804	(289)	231,324
Net Change in Unrealized Appreciation (Depreciation)	70,002	9,991	40,147	11,352	37,024

Net Gain (Loss) on Investment	84,114	15,242	61,951	11,063	268,348

Net Increase (Decrease) in Net Assets Resulting from Operations	147,347	12,299	57,117	14,108	253,351

Increase (Decrease) in Net Assets from Contract Transactions	(232,261)	5,125	(4,990)	17,453	(411,444)

Total Increase (Decrease) in Net Assets	(84,914)	17,424	52,127	31,561	(158,093)

Net Assets as of December 31, 2020:	$2,684,005	$427,474	$318,974	$316,396	$697,730

Investment Income:
Reinvested Dividends	32,596	2,349	-	5,378	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,821	8,747	5,837	5,654	11,709

Net Investment Income (Loss)	(13,225)	(6,398)	(5,837)	(276)	(11,709)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	155,857	-	35,425	-	101,451
Realized Gain (Loss) on Investments	(8,460)	17,415	25,561	26,054	135,651

Net Realized Capital Gains (Losses) on Investments	147,397	17,415	60,986	26,054	237,102
Net Change in Unrealized Appreciation (Depreciation)	(208,329)	93,808	(27,879)	7,621	(118,533)

Net Gain (Loss) on Investment	(60,932)	111,223	33,107	33,675	118,569

Net Increase (Decrease) in Net Assets Resulting from Operations	(74,157)	104,825	27,270	33,399	106,860

Increase (Decrease) in Net Assets from Contract Transactions	(486,893)	(86,549)	(84,017)	(103,808)	(346,396)

Total Increase (Decrease) in Net Assets	(561,050)	18,276	(56,747)	(70,409)	(239,536)

Net Assets as of December 31, 2021:	$2,122,955	$445,750	$262,227	$245,987	$458,194

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2021

1. Organization

Merrill Lynch Life Variable Annuity Separate Account C (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Consults AnnuitySM.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date

TA Morgan Stanley Capital Growth Service Class	November 1, 2019

The following subaccount name changes were made effective during the fiscal year ended December 31, 2021:

Subaccount	Formerly

TA International Focus Service Class	TA International Growth Service Class

6

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
BlackRock Government Money Market V.I. Class I Shares	$2,208	$15,383
TA Aegon Sustainable Equity Income Service Class	65,997	1,041,080
TA Aegon U.S. Government Securities Service Class	445,939	369,721
TA BlackRock iShares Edge 40 Service Class	22,119	103,990
TA BlackRock Tactical Allocation Service Class	96,086	620,673
TA International Focus Service Class	209,055	834,059
TA Janus Mid-Cap Growth Service Class	42,950	75,176
TA JPMorgan Enhanced Index Service Class	81,106	1,467,987
TA JPMorgan Mid Cap Value Service Class	46,187	298,673
TA Morgan Stanley Capital Growth Service Class	854,373	1,790,956
TA PIMCO Total Return Service Class	631,710	975,971
TA Small/Mid Cap Value Service Class	3,168	96,115
TA T. Rowe Price Small Cap Service Class	38,181	92,613
TA TS&W International Equity Service Class	20,464	124,547
TA WMC US Growth Service Class	237,193	493,847

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock Government Money Market V.I. Class I Shares	256	(1,025)	(769)	114,272	(114,864)	(592)
TA Aegon Sustainable Equity Income Service Class	1,281	(42,239)	(40,958)	14,578	(15,501)	(923)
TA Aegon U.S. Government Securities Service Class	34,839	(31,793)	3,046	3,488	(239)	3,249
TA BlackRock iShares Edge 40 Service Class	805	(6,055)	(5,250)	725	(435)	290
TA BlackRock Tactical Allocation Service Class	1,629	(30,626)	(28,997)	2,592	(906)	1,686
TA International Focus Service Class	9,919	(39,389)	(29,470)	1,020	(4,278)	(3,258)
TA Janus Mid-Cap Growth Service Class	16	(1,954)	(1,938)	368	(227)	141
TA JPMorgan Enhanced Index Service Class	-	(39,560)	(39,560)	217	(522)	(305)
TA JPMorgan Mid Cap Value Service Class	1,278	(8,735)	(7,457)	872	(4,484)	(3,612)
TA Morgan Stanley Capital Growth Service Class	7,217	(70,358)	(63,141)	18	(73,322)	(73,304)
TA PIMCO Total Return Service Class	35,397	(74,186)	(38,789)	36,186	(54,523)	(18,337)
TA Small/Mid Cap Value Service Class	25	(2,578)	(2,553)	1,733	(1,384)	349
TA T. Rowe Price Small Cap Service Class	57	(1,770)	(1,713)	179	(267)	(88)
TA TS&W International Equity Service Class	968	(7,371)	(6,403)	1,574	(264)	1,310
TA WMC US Growth Service Class	2,733	(9,624)	(6,891)	2,159	(12,224)	(10,065)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BlackRock Government Money Market V.I. Class I Shares	$2,225	$(8,952)	$(6,727)	$1,008,735	$(1,012,363)	$(3,628)
TA Aegon Sustainable Equity Income Service Class	27,497	(1,005,383)	(977,886)	278,617	(299,902)	(21,285)
TA Aegon U.S. Government Securities Service Class	393,051	(358,937)	34,114	40,765	(2,736)	38,029
TA BlackRock iShares Edge 40 Service Class	13,060	(99,515)	(86,455)	11,569	(6,729)	4,840
TA BlackRock Tactical Allocation Service Class	31,923	(599,037)	(567,114)	47,823	(15,832)	31,991
TA International Focus Service Class	195,302	(810,422)	(615,120)	14,901	(67,165)	(52,264)
TA Janus Mid-Cap Growth Service Class	561	(69,451)	(68,890)	10,418	(6,214)	4,204
TA JPMorgan Enhanced Index Service Class	-	(1,452,428)	(1,452,428)	5,172	(17,280)	(12,108)
TA JPMorgan Mid Cap Value Service Class	39,056	(293,248)	(254,192)	21,615	(105,226)	(83,611)
TA Morgan Stanley Capital Growth Service Class	175,035	(1,745,882)	(1,570,847)	195	(1,270,132)	(1,269,937)
TA PIMCO Total Return Service Class	443,994	(930,887)	(486,893)	453,243	(685,504)	(232,261)
TA Small/Mid Cap Value Service Class	841	(87,390)	(86,549)	36,159	(31,034)	5,125
TA T. Rowe Price Small Cap Service Class	2,772	(86,789)	(84,017)	5,112	(10,102)	(4,990)
TA TS&W International Equity Service Class	15,143	(118,951)	(103,808)	20,971	(3,518)	17,453
TA WMC US Growth Service Class	135,808	(482,204)	(346,396)	67,161	(478,605)	(411,444)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Government Money Market V.I. Class I Shares
	12/31/2021	39,799	$8.64	to	$8.64	$344,039	-%	1.85%	to	1.85%	(1.83	) %	to	(1.83	) %
	12/31/2020	40,568	8.81	to	8.81	357,214	0.28	1.85	to	1.85	(1.50)		to	(1.50)
	12/31/2019	41,160	8.94	to	8.94	367,944	1.97	1.85	to	1.85	0.10		to	0.10
	12/31/2018	47,681	8.93	to	8.93	425,792	1.59	1.85	to	1.85	(0.27)		to	(0.27)
	12/31/2017	50,529	8.95	to	8.95	452,430	0.62	1.85	to	1.85	(1.19)		to	(1.19)

TA Aegon Sustainable Equity Income Service Class
	12/31/2021	54,948	24.92	to	24.92	1,369,088	2.00	1.85	to	1.85	19.88		to	19.88
	12/31/2020	95,906	20.78	to	20.78	1,993,252	2.90	1.85	to	1.85	(9.28)		to	(9.28)
	12/31/2019	96,829	22.91	to	22.91	2,218,360	2.20	1.85	to	1.85	21.31		to	21.31
	12/31/2018	104,561	18.89	to	18.89	1,974,722	1.76	1.85	to	1.85	(13.31)		to	(13.31)
	12/31/2017	116,380	21.79	to	21.79	2,535,518	2.17	1.85	to	1.85	14.01		to	14.01

TA Aegon U.S. Government Securities Service Class
	12/31/2021	61,986	11.18	to	11.18	693,006	1.80	1.85	to	1.85	(4.32)		to	(4.32)
	12/31/2020	58,940	11.68	to	11.68	688,707	1.43	1.85	to	1.85	6.67		to	6.67
	12/31/2019	55,691	10.95	to	10.95	610,040	1.76	1.85	to	1.85	4.40		to	4.40
	12/31/2018	54,035	10.49	to	10.49	566,951	2.39	1.85	to	1.85	(1.83)		to	(1.83)
	12/31/2017	62,272	10.69	to	10.69	665,553	3.14	1.85	to	1.85	0.49		to	0.49

TA BlackRock iShares Edge 40 Service Class
	12/31/2021	11,180	16.71	to	16.71	186,867	1.63	1.85	to	1.85	3.84		to	3.84
	12/31/2020	16,430	16.10	to	16.10	264,467	2.21	1.85	to	1.85	7.45		to	7.45
	12/31/2019	16,140	14.98	to	14.98	241,789	1.99	1.85	to	1.85	12.99		to	12.99
	12/31/2018	16,364	13.26	to	13.26	216,967	1.51	1.85	to	1.85	(6.19)		to	(6.19)
	12/31/2017	28,322	14.13	to	14.13	400,284	1.48	1.85	to	1.85	7.52		to	7.52

TA BlackRock Tactical Allocation Service Class
	12/31/2021	51,668	20.35	to	20.35	1,051,274	2.34	1.85	to	1.85	5.66		to	5.66
	12/31/2020	80,665	19.26	to	19.26	1,553,330	1.76	1.85	to	1.85	11.11		to	11.11
	12/31/2019	78,979	17.33	to	17.33	1,368,754	2.16	1.85	to	1.85	14.91		to	14.91
	12/31/2018	85,984	15.08	to	15.08	1,296,852	0.86	1.85	to	1.85	(6.18)		to	(6.18)
	12/31/2017	209,524	16.08	to	16.08	3,368,140	1.42	1.85	to	1.85	9.64		to	9.64

TA International Focus Service Class
	12/31/2021	38,132	21.03	to	21.03	802,075	1.09	1.85	to	1.85	8.60		to	8.60
	12/31/2020	67,602	19.37	to	19.37	1,309,314	2.10	1.85	to	1.85	18.37		to	18.37
	12/31/2019	70,860	16.36	to	16.36	1,159,384	1.38	1.85	to	1.85	25.07		to	25.07
	12/31/2018	74,320	13.08	to	13.08	972,271	0.90	1.85	to	1.85	(19.46)		to	(19.46)
	12/31/2017	80,191	16.24	to	16.24	1,302,602	1.13	1.85	to	1.85	24.66		to	24.66

TA Janus Mid-Cap Growth Service Class
	12/31/2021	7,551	37.04	to	37.04	279,707	0.10	1.85	to	1.85	14.85		to	14.85
	12/31/2020	9,489	32.25	to	32.25	306,050	0.04	1.85	to	1.85	16.75		to	16.75
	12/31/2019	9,348	27.62	to	27.62	258,233	-	1.85	to	1.85	33.83		to	33.83
	12/31/2018	14,283	20.64	to	20.64	294,820	-	1.85	to	1.85	(3.27)		to	(3.27)
	12/31/2017	15,156	21.34	to	21.34	323,426	-	1.85	to	1.85	26.39		to	26.39

TA JPMorgan Enhanced Index Service Class
	12/31/2021	13,985	44.65	to	44.65	624,428	0.48	1.85	to	1.85	27.41		to	27.41
	12/31/2020	53,545	35.04	to	35.04	1,876,395	1.26	1.85	to	1.85	17.66		to	17.66
	12/31/2019	53,850	29.78	to	29.78	1,603,815	0.94	1.85	to	1.85	28.29		to	28.29
	12/31/2018	60,465	23.21	to	23.21	1,403,678	0.93	1.85	to	1.85	(7.97)		to	(7.97)
	12/31/2017	25,062	25.23	to	25.23	632,210	0.40	1.85	to	1.85	18.61		to	18.61

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Mid Cap Value Service Class
12/31/2021	4,237	$35.93	to	$35.93	$152,225	0.66%	1.85%	to	1.85%	26.48%	to	26.48%
12/31/2020	11,694	28.41	to	28.41	332,196	0.97	1.85	to	1.85	(0.82)	to	(0.82)
12/31/2019	15,306	28.64	to	28.64	438,385	1.17	1.85	to	1.85	23.69	to	23.69
12/31/2018	15,910	23.16	to	23.16	368,422	0.63	1.85	to	1.85	(13.72)	to	(13.72)
12/31/2017	16,699	26.84	to	26.84	448,148	0.61	1.85	to	1.85	11.12	to	11.12

TA Morgan Stanley Capital Growth Service Class
12/31/2021	64,684	21.86	to	21.86	1,413,745	-	1.85	to	1.85	(2.65)	to	(2.65)
12/31/2020	127,825	22.45	to	22.45	2,869,694	-	1.85	to	1.85	113.31	to	113.31
12/31/2019(1)	201,129	10.52	to	10.52	2,116,770	-	1.85	to	1.85	-	to	-

TA PIMCO Total Return Service Class
12/31/2021	170,238	12.47	to	12.47	2,122,955	1.32	1.85	to	1.85	(2.88)	to	(2.88)
12/31/2020	209,027	12.84	to	12.84	2,684,005	4.10	1.85	to	1.85	5.44	to	5.44
12/31/2019	227,364	12.18	to	12.18	2,768,919	2.27	1.85	to	1.85	6.23	to	6.23
12/31/2018	230,387	11.46	to	11.46	2,641,080	2.06	1.85	to	1.85	(2.84)	to	(2.84)
12/31/2017	359,883	11.80	to	11.80	4,246,309	-	1.85	to	1.85	2.73	to	2.73

TA Small/Mid Cap Value Service Class
12/31/2021	12,561	35.49	to	35.49	445,750	0.50	1.85	to	1.85	25.47	to	25.47
12/31/2020	15,114	28.28	to	28.28	427,474	1.02	1.85	to	1.85	1.84	to	1.84
12/31/2019	14,765	27.77	to	27.77	410,050	0.75	1.85	to	1.85	22.65	to	22.65
12/31/2018	15,302	22.64	to	22.64	346,488	0.53	1.85	to	1.85	(13.27)	to	(13.27)
12/31/2017	23,085	26.11	to	26.11	602,680	0.97	1.85	to	1.85	13.15	to	13.15

TA T. Rowe Price Small Cap Service Class
12/31/2021	5,248	49.97	to	49.97	262,227	-	1.85	to	1.85	9.05	to	9.05
12/31/2020	6,961	45.82	to	45.82	318,974	-	1.85	to	1.85	21.04	to	21.04
12/31/2019	7,049	37.86	to	37.86	266,847	-	1.85	to	1.85	29.96	to	29.96
12/31/2018	9,664	29.13	to	29.13	281,499	-	1.85	to	1.85	(8.99)	to	(8.99)
12/31/2017	10,001	32.01	to	32.01	320,090	-	1.85	to	1.85	19.79	to	19.79

TA TS&W International Equity Service Class
12/31/2021	14,915	16.49	to	16.49	245,987	1.76	1.85	to	1.85	11.13	to	11.13
12/31/2020	21,318	14.84	to	14.84	316,396	3.03	1.85	to	1.85	4.25	to	4.25
12/31/2019	20,008	14.24	to	14.24	284,835	1.16	1.85	to	1.85	18.52	to	18.52
12/31/2018	22,188	12.01	to	12.01	266,492	2.09	1.85	to	1.85	(17.25)	to	(17.25)
12/31/2017	23,216	14.51	to	14.51	336,978	1.86	1.85	to	1.85	20.42	to	20.42

TA WMC US Growth Service Class
12/31/2021	8,620	53.15	to	53.15	458,194	-	1.85	to	1.85	18.17	to	18.17
12/31/2020	15,511	44.98	to	44.98	697,730	-	1.85	to	1.85	34.43	to	34.43
12/31/2019	25,576	33.46	to	33.46	855,823	-	1.85	to	1.85	37.12	to	37.12
12/31/2018	16,587	24.40	to	24.40	404,780	0.27	1.85	to	1.85	(1.88)	to	(1.88)
12/31/2017	16,760	24.87	to	24.87	416,825	0.19	1.85	to	1.85	26.51	to	26.51

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge of 1.85% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.